Statement of Shareholders' (Deficit) (USD $)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 22, 2011
Stock Issued During Period, Value, New Issues	$ 11,157	$ 104,543		$ 115,570
Stock Issued During Period, Shares, New Issues	111,570,000			111,570,000
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	1,000	99,000		100,000
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	110,000,000			110,000,000
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(138,206)	(138,206)
Stockholders' Equity, Period Increase (Decrease)				(20,877)
Stock Issued During Period, Shares, Period Increase (Decrease)	111,570,000			111,570,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2011				(20,877)
Shares, Outstanding at Dec. 31, 2011	111,570,000			111,570,000
Stock Issued During Period, Value, New Issues	101	20,049		20,150
Stock Issued During Period, Shares, New Issues	1,007,500			1,007,500
Stock Issued During Period, Value, Share-based Compensation, Net of Forfeitures	39,242	58,824,133		58,863,375
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures	392,422,500			392,422,500
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest			(58,906,066)	(58,906,066)
Stockholders' Equity, Period Increase (Decrease)				(18,632)
Stock Issued During Period, Shares, Period Increase (Decrease)	388,430,000
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Dec. 31, 2012				$ (39,509)
Shares, Outstanding at Dec. 31, 2012	500,000,000			500,000,000